CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Cash and cash equivalents	$ 330,017	$ 275,580
Short-term investments	6,019	5,899
Trade receivables, net of allowances for credit losses of $19,493 and $18,360, respectively	473,511	538,177
Grower advance receivables, net of allowances of $29,304 and $19,839, respectively	104,956	109,958
Other receivables, net of allowances of $15,248 and $13,227, respectively	125,412	117,069
Inventories, net of allowances of $4,178 and $4,792, respectively	430,090	378,592
Prepaid expenses	66,136	61,724
Other current assets	15,111	17,401
Fresh Vegetables current assets held for sale	332,042	414,457
Asset, Held-for-Sale, Not Part of Disposal Group, Other, Current	1,419	1,832
Total current assets	1,884,713	1,920,689
Long-term investments	14,630	15,970
Investments in unconsolidated affiliates	129,322	131,704
Actively marketed property	45,778	13,781
Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization	1,082,056	1,102,234
Operating lease right-of-use assets	337,468	340,458
Goodwill	429,590	513,312
DOLE brand	306,280	306,280
Other intangible assets, net of accumulated amortization of $118,956 and $134,420, respectively	25,238	41,232
Other assets	108,804	109,048
Deferred tax assets, net	82,484	66,485
Total assets	4,446,363	4,561,193
LIABILITIES AND EQUITY
Accounts payable	648,586	670,904
Income taxes payable	42,753	22,917
Accrued liabilities	437,017	357,427
Bank overdrafts	11,443	11,488
Current portion of long-term debt, net	80,097	222,940
Current maturities of operating leases	62,896	63,653
Payroll and other tax	28,056	27,791
Contingent consideration	3,399	1,788
Pension and postretirement benefits	18,491	16,570
Fresh Vegetables current liabilities held for sale	244,669	291,342
Dividends payable and other current liabilities	14,696	29,892
Total current liabilities	1,592,103	1,716,712
Long-term debt, net	866,075	845,013
Operating leases, less current maturities	280,836	287,991
Deferred tax liabilities, net	79,598	92,653
Income taxes payable, less current portion	6,210	16,664
Contingent consideration, less current portion	4,007	7,327
Pension and postretirement benefits, less current portion	129,870	121,689
Other long-term liabilities	52,746	52,295
Total liabilities	$ 3,011,445	$ 3,140,344
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Common stock par value (in USD per share)	$ 0.01	$ 0.01
Common stock, shares outstanding (in shares)	95,041,000	94,929,000
Contingencies (See Note 19)
Redeemable noncontrolling interests	$ 35,554	$ 34,185
Stockholders’ equity:
Common stock — $0.01 par value; 300,000 shares authorized and 95,041 and 94,929 shares outstanding as of December 31, 2024 and December 31, 2023, respectively	950	949
Additional paid-in capital	801,099	796,800
Retained earnings	657,430	562,562
Accumulated other comprehensive loss	(166,180)	(110,791)
Total equity attributable to Dole plc	1,293,299	1,249,520
Equity attributable to noncontrolling interests	106,065	137,144
Total equity	1,399,364	1,386,664
Total liabilities, redeemable noncontrolling interests and equity	$ 4,446,363	$ 4,561,193